UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21832

Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Diversified Equity Income Fund	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 4.5%
General Dynamics Corp.	358,347	$31,943,052
Lockheed Martin Corp.	268,883	28,052,563
Raytheon Co.	338,352	19,262,379
United Technologies Corp.	528,838	33,835,055
		$113,093,049
Auto Components — 0.6%
Johnson Controls, Inc.	493,462	$14,882,814
		$14,882,814
Automobiles — 0.4%
DaimlerChrysler AG	182,470	$10,544,184
		$10,544,184
Beverages — 2.2%
Coca-Cola Co. (The)	413,846	$21,313,069
PepsiCo, Inc.	510,203	33,959,112
		$55,272,181
Biotechnology — 3.5%
Amgen, Inc. (1)	188,227	$11,788,657
Genentech, Inc. (1)	148,229	14,118,812
Genzyme Corp. (1)	328,038	25,144,113
Gilead Sciences, Inc. (1)	680,154	36,714,713
		$87,766,295
Capital Markets — 4.8%
Bank of New York Mellon Corp. (The)	338,700	$12,023,850
Credit Suisse Group	364,218	18,178,660
Goldman Sachs Group, Inc.	129,775	23,883,791
Invesco, Ltd.	503,212	11,719,807
Julius Baer Holding AG	359,537	22,781,754
State Street Corp.	158,934	11,386,032
T. Rowe Price Group, Inc.	192,173	11,501,554
UBS AG (1)	385,963	7,403,978
		$118,879,426
Chemicals — 1.6%
E.I. Du Pont de Nemours & Co.	523,676	$22,942,246
Monsanto Co.	145,729	17,357,781
		$40,300,027
Commercial Banks — 2.8%
Banco Bradesco SA ADR	386,903	$8,213,940
Banco Itau Holding Financiera SA ADR	778,125	16,574,062
Banco Santander Central Hispano SA	579,447	11,282,946
HSBC Holdings PLC	1,131,968	18,708,507
Toronto-Dominion Bank	150,898	9,168,562
U.S. Bancorp	158,952	4,865,521
		$68,813,538
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	492,720	$17,511,269
		$17,511,269
Communications Equipment — 3.2%
Cisco Systems, Inc. (1)	1,298,670	$28,557,753
QUALCOMM, Inc.	528,541	29,249,459
Research In Motion, Ltd. (1)	187,674	23,050,121
		$80,857,333

Computer Peripherals — 4.1%
Apple, Inc. (1)	178,346	$28,348,097
Hewlett-Packard Co.	702,274	31,461,875
International Business Machines Corp.	328,279	42,013,146
		$101,823,118
Diversified Financial Services — 2.4%
Bank of America Corp.	265,567	$8,737,154
Citigroup, Inc.	580,094	10,841,957
JPMorgan Chase & Co.	987,068	40,104,573
		$59,683,684
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,228,037	$37,835,820
Verizon Communications, Inc.	684,345	23,295,104
		$61,130,924
Electric Utilities — 3.3%
E.ON AG	186,091	$35,472,555
Edison International	479,015	23,155,585
FirstEnergy Corp.	233,430	17,168,776
Iberdrola SA	532,825	7,239,817
		$83,036,733
Electrical Equipment — 1.4%
ABB, Ltd. (1)	249,752	$6,543,891
Emerson Electric Co.	603,236	29,377,593
		$35,921,484
Energy Equipment & Services — 4.0%
Diamond Offshore Drilling, Inc.	202,921	$24,208,475
Schlumberger, Ltd.	425,780	43,259,248
Transocean, Inc. (1)	229,644	31,238,473
		$98,706,196
Food & Staples Retailing — 2.4%
CVS Caremark Corp.	618,308	$22,568,242
Wal-Mart Stores, Inc.	623,406	36,544,060
		$59,112,302
Food Products — 2.7%
Nestle SA	852,290	$37,364,268
Nestle SA ADR	316,445	14,034,336
Unilever NV	560,748	15,468,642
		$66,867,246
Health Care Equipment & Supplies — 3.3%
Baxter International, Inc.	154,501	$10,600,314
Becton, Dickinson and Co.	92,787	7,878,544
Boston Scientific Corp. (1)	868,111	10,321,840
Covidien, Ltd.	556,742	27,413,976
Medtronic, Inc.	292,810	15,469,152
Zimmer Holdings, Inc. (1)	144,307	9,944,195
		$81,628,021
Health Care Providers & Services — 0.3%
Aetna, Inc.	167,862	$6,884,021
		$6,884,021
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	550,115	$14,253,480
McDonald’s Corp.	364,633	21,801,407
		$36,054,887
Household Products — 2.1%
Colgate-Palmolive Co.	288,554	$21,430,906
Kimberly-Clark Corp.	211,472	12,229,426
Procter & Gamble Co.	280,633	18,375,849
		$52,036,181

Industrial Conglomerates — 2.8%
General Electric Co.	1,842,564	$52,126,136
Siemens AG	143,788	17,574,437
		$69,700,573
Insurance — 6.7%
Allianz SE	109,309	$18,539,968
Berkshire Hathaway, Inc., Class A (1)	457	52,303,650
Chubb Corp.	306,683	14,733,051
Lincoln National Corp.	322,089	15,363,645
MetLife, Inc.	233,905	11,875,357
Travelers Companies, Inc. (The)	565,335	24,942,580
Zurich Financial Services AG	114,366	30,042,346
		$167,800,597
Internet Software & Services — 1.6%
Google, Inc., Class A (1)	82,173	$38,929,459
		$38,929,459
IT Services — 1.4%
MasterCard, Inc., Class A	96,545	$23,571,462
Visa, Inc., Class A (1)	167,321	12,224,472
		$35,795,934
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc. (1)	261,338	$15,816,176
		$15,816,176
Machinery — 1.4%
Danaher Corp.	320,204	$25,504,249
Illinois Tool Works, Inc.	228,347	10,698,057
		$36,202,306
Media — 2.5%
Comcast Corp., Class A	1,392,034	$28,703,741
Omnicom Group, Inc.	287,998	12,294,635
Time Warner, Inc.	870,679	12,468,123
Vivendi SA	235,669	9,855,978
		$63,322,477
Metals & Mining — 2.1%
Anglo American PLC	175,910	$10,049,832
Arcelor Mittal	82,426	7,292,556
Cleveland-Cliffs, Inc.	67,972	7,368,844
Companhia Vale do Rio Doce ADR	666,341	20,010,220
Rio Tinto PLC	76,549	8,005,472
		$52,726,924
Multiline Retail — 0.3%
JC Penney Co., Inc.	216,246	$6,666,864
		$6,666,864
Multi-Utilities — 1.3%
Public Service Enterprise Group, Inc.	591,494	$24,724,449
RWE AG	64,176	7,681,282
		$32,405,731
Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	669,648	$38,779,316
ConocoPhillips	433,745	35,402,267
Exxon Mobil Corp.	627,081	50,436,125
Hess Corp.	448,964	45,524,950
Occidental Petroleum Corp.	408,404	32,194,487
Williams Cos., Inc.	344,076	11,027,636
XTO Energy, Inc.	167,238	7,898,651
		$221,263,432

Pharmaceuticals — 5.0%
Abbott Laboratories	505,535	$28,481,842
Johnson & Johnson	418,993	28,688,451
Merck & Co., Inc.	663,126	21,816,845
Novartis AG	145,458	8,630,268
Roche Holding AG	70,878	13,088,051
Sanofi-Aventis SA	89,139	6,258,602
Schering-Plough Corp.	324,795	6,846,679
Wyeth	278,773	11,295,882
		$125,106,620
Real Estate Investment Trusts (REITs) — 0.6%
Boston Properties, Inc.	86,887	$8,357,660
Simon Property Group, Inc.	74,300	6,882,409
		$15,240,069
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV	908,345	$20,701,183
		$20,701,183
Software — 2.9%
Microsoft Corp.	1,840,100	$47,327,372
Oracle Corp. (1)	1,129,755	24,323,625
		$71,650,997
Specialty Retail — 1.9%
Best Buy Co., Inc.	530,755	$21,081,589
Home Depot, Inc.	279,088	6,650,667
Staples, Inc.	875,650	19,702,125
		$47,434,381
Tobacco — 2.3%
British American Tobacco PLC	436,461	$15,740,841
Philip Morris International, Inc.	816,967	42,196,346
		$57,937,187
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B	281,679	$9,546,101
Vodafone Group PLC	4,428,667	11,856,121
		$21,402,222
Total Common Stocks (identified cost $2,466,695,777)		$2,450,908,045

Short-Term Investments — 3.5%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (2)	$87,585	$87,585,026
Total Short-Term Investments (identified cost $87,585,026)		$87,585,026
Total Investments — 101.6% (identified cost $2,554,280,803)		$2,538,493,071

Covered Call Options Written — (1.0)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	2,628	$1,240	8/16/08	$(10,249,200)
S&P 500 Index	865	1,260	8/16/08	(2,249,000)
S&P 500 Index	3,836	1,265	8/16/08	(8,861,160)
S&P 500 Index	2,316	1,270	8/16/08	(4,400,400)
Total Covered Call Options Written (premiums received $23,231,098)				$(25,759,760)
Other Assets, Less Liabilities — (0.6)%				$(13,876,345)
Net Assets — 100.0%				$2,498,856,966

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $3,832,503.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	80.8%	$2,018,631,308
Switzerland	6.3	158,067,552
Germany	3.6	89,812,427
United Kingdom	2.6	64,360,774
Brazil	1.8	44,798,223
Canada	1.7	41,764,784
Netherlands	1.4	36,169,825
Cayman Islands	1.3	31,238,473
Spain	0.7	18,522,762
France	0.6	16,114,579
Bermuda	0.5	11,719,808
Luxembourg	0.3	7,292,556
	101.6%	$2,538,493,071

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,546,983,396
Gross unrealized appreciation	$150,366,442
Gross unrealized depreciation	(158,856,767)
Net unrealized depreciation	$(8,490,325)

Written call option activity for the fiscal year to date ended July 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	9,430	$29,045,955
Options written	94,996	267,120,345
Options terminated in closing purchase transactions	(94,781)	(272,935,202)
Outstanding, end of period	9,645	$23,231,098

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.  At July 31, 2008 the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008